Subsidiary Preferred Shares - Minimum liquidation preference (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Minimum liquidation preference [Line Items]
Minimum liquidation preference	$ 170,189	$ 106,782
Entrega
Minimum liquidation preference [Line Items]
Minimum liquidation preference	2,216	2,216
Follica
Minimum liquidation preference [Line Items]
Minimum liquidation preference	6,405	6,405
Sonde
Minimum liquidation preference [Line Items]
Minimum liquidation preference	12,000	12,000
Vedanta Biosciences
Minimum liquidation preference [Line Items]
Minimum liquidation preference	$ 149,568	$ 86,161